Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as reported in the Consolidated Statements of Operations:

	Year ended December 31,
(in thousands)	2025	2024	2023
Energy sales	$159,638	$156,908	$138,530
RECs and other incentives	22,896	28,317	20,771
Investment Management revenue	11,482	18,757	13,490
Other revenue	4,624	6,085	8,434
Contract amortization, net	(7,419)	(14,301)	(8,060)
Total net revenue	$191,221	$195,766	173,165
Add: Contract amortization, net	7,419	14,301	8,060
Less: Lease revenue	(8,540)	(10,096)	(10,147)
Less: Investment, dividend, interest and other income	(3,740)	(5,694)	(7,760)
Total net revenue from contracts with customers	$186,360	$194,277	$163,318
The following table provides information on the disaggregation of revenue as reported in the Consolidated Statements of Operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Energy sales	$34,805	$45,030	$65,642	$84,173
RECs and other incentives	4,498	5,070	7,966	9,907
Investment Management revenue	4,373	2,286	6,891	5,546
Other revenue	924	1,290	1,371	1,591
Contract amortization, net	(2,715)	(3,067)	(5,174)	(146)
Total net revenue	$41,885	$50,609	$76,696	$101,071
Add back: Contract amortization, net	2,715	3,067	5,174	146
Less: Lease revenue	(1,947)	(2,415)	(3,735)	(5,032)
Less: Investment, dividend, interest and other income	(938)	(1,106)	(1,204)	(1,247)
Total revenue from contracts with customers	$41,715	$50,155	$76,931	$94,938

Schedule of Remaining Performance Obligations	The following table includes the approximate amounts expected to be recognized related to remaining performance obligations for each of the next five years and thereafter:

(in thousands)
Year ended December 31,	Amount
2026	$160
2027	159
2028	158
2029	148
2030	97
Thereafter	565
Total	$1,287
The following table includes the approximate amounts expected to be recognized related to remaining performance obligations for each of the next five years and thereafter:

(in thousands)
Period ended June 30,	Amount
2026-2027	$87
2027-2028	159
2028-2029	158
2029-2030	148
2030-2031	97
Thereafter	565
Total	$1,214